Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Operating costs	$ 1,434,836	$ 185,257	$ 384,857	$ 1,124,693
Loss from operations	(1,434,836)	(185,257)	(384,857)	(1,124,693)
Other income:
Changes in fair value of warrant liabilities	2,028,000	6,925,000	(3,053,000)	(52,152,000)
Interest income on marketable securities held in Trust Account	21,197	886,099	1,197,637	1,479,986
Issuance costs allocated to warrant liabilities			(484,024)
Unrealized gain on marketable securities held in Trust Account		371,628	17,194	1,830
Other income	2,049,197	8,182,727	(2,322,193)	(50,670,184)
Profit before income taxes	614,361	7,997,470	(2,707,050)	(51,794,877)
Provision for income taxes	(17,309)	(225,218)	(174,295)	(165,946)
Net Income	$ 597,052	$ 7,772,252	$ (2,881,345)	$ (51,960,823)
Weighted average common shares subject to possible redemption outstanding, basic and diluted	14,922,915	20,157,878	10,207,641	20,151,440
Basic and diluted income per common share subject to possible redemption	$ 0.00	$ 0.04	$ 0.08	$ 0.04
Weighted average shares outstanding, basic and diluted	13,827,085	8,592,122	6,111,484	8,598,542
Basic and diluted net income per non-redeemable common share	$ 0.04	$ 0.8	$ (0.61)	$ (6.13)